SEGMENTED INFORMATION - Summary of Operating Results by Segment (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 787	$ 735	$ 1,612	$ 1,528
Other income	17	10	25	19
Direct operating costs	(252)	(247)	(506)	(503)
Share of Adjusted EBITDA from equity accounted investments	0	6	32	6
Management service costs	(23)	(21)	(44)	(42)
Interest expense - borrowings	(178)	(178)	(351)	(358)
Current income taxes	(15)	(7)	(39)	(14)
Depreciation	(200)	(206)	(400)	(419)
Foreign exchange and unrealized financial instrument loss	(12)	(33)	(30)	(25)
Deferred income tax expense	14	4	34	13
Other	(1)	(10)	(3)	(54)
Share of earning from equity-accounted investments	0	6	32	6
Property, plant and equipment	29,317		29,317		$ 29,025
Total assets	34,406		34,406		34,103
Borrowings	10,836		10,836		10,718
Participating non-controlling interests - in operating subsidiaries
Disclosure of operating segments [line items]
Net loss attributable to non-controlling interests			168		297
Brazil
Disclosure of operating segments [line items]
Revenues	99	106	199	209
Europe
Disclosure of operating segments [line items]
Revenues	27	24	69	68
Colombia
Disclosure of operating segments [line items]
Revenues	231	219	488	442
Other
Disclosure of operating segments [line items]
Revenues	39	44	79	88
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	553	473	1,106	972
Other income	14	8	21	14
Direct operating costs	(167)	(157)	(332)	(311)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	400	324	795	675
Management service costs	(23)	(21)	(44)	(42)
Interest expense - borrowings	(119)	(110)	(240)	(226)
Current income taxes	(10)	(5)	(20)	(10)
Preferred limited partners equity	(11)	(10)	(21)	(19)
Preferred equity	(7)	(6)	(13)	(13)
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	230	172	457	365
Depreciation	(163)	(149)	(320)	(300)
Foreign exchange and unrealized financial instrument loss	(13)	1	(31)	8
Deferred income tax expense	(10)	4	14	(3)
Other	(27)	(30)	(60)	(64)
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	17	(2)	60	6
Property, plant and equipment	20,430		20,430		20,728
Total assets	22,328		22,328		22,583
Borrowings	8,715		8,715		8,989
Attributable to Unitholders | Hydro | North America
Disclosure of operating segments [line items]
Revenues	275	228	539	489
Other income	8	5	9	5
Direct operating costs	(72)	(68)	(142)	(138)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	211	165	406	356
Management service costs	0	0	0	0
Interest expense - borrowings	(39)	(40)	(80)	(84)
Current income taxes	(4)	(2)	(6)	(3)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	168	123	320	269
Depreciation	(56)	(56)	(111)	(113)
Foreign exchange and unrealized financial instrument loss	1	(1)	3	1
Deferred income tax expense	(23)	(2)	(40)	(6)
Other	(11)	(8)	(26)	(18)
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	79	56	146	133
Property, plant and equipment	11,150		11,150		11,498
Total assets	11,874		11,874		12,125
Borrowings	3,014		3,014		2,995
Attributable to Unitholders | Hydro | Brazil
Disclosure of operating segments [line items]
Revenues	58	63	123	132
Other income	2	1	3	2
Direct operating costs	(18)	(20)	(35)	(39)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	42	44	91	95
Management service costs	0	0	0	0
Interest expense - borrowings	(6)	(5)	(12)	(12)
Current income taxes	(3)	(2)	(6)	(5)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	33	37	73	78
Depreciation	(22)	(33)	(44)	(71)
Foreign exchange and unrealized financial instrument loss	4	(1)	3	(1)
Deferred income tax expense	1	1	2	1
Other	0	(2)	(1)	(4)
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	16	2	33	3
Property, plant and equipment	1,900		1,900		1,907
Total assets	2,075		2,075		2,105
Borrowings	197		197		198
Attributable to Unitholders | Hydro | Colombia
Disclosure of operating segments [line items]
Revenues	56	53	118	106
Other income	0	0	0	1
Direct operating costs	(21)	(22)	(45)	(45)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	35	31	73	62
Management service costs	0	0	0	0
Interest expense - borrowings	(8)	(10)	(16)	(20)
Current income taxes	(2)	0	(6)	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	25	21	51	42
Depreciation	(5)	(5)	(10)	(10)
Foreign exchange and unrealized financial instrument loss	(1)	4	(1)	1
Deferred income tax expense	(2)	(2)	(4)	(3)
Other	0	0	1	0
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	17	18	37	30
Property, plant and equipment	1,634		1,634		1,609
Total assets	1,926		1,926		1,868
Borrowings	482		482		419
Attributable to Unitholders | Wind | North America
Disclosure of operating segments [line items]
Revenues	58	54	121	108
Other income	0	0	2	1
Direct operating costs	(18)	(16)	(35)	(30)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	40	38	88	79
Management service costs	0	0	0	0
Interest expense - borrowings	(16)	(14)	(35)	(28)
Current income taxes	(1)	0	(1)	(1)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	23	24	52	50
Depreciation	(39)	(29)	(79)	(55)
Foreign exchange and unrealized financial instrument loss	(1)	3	(1)	3
Deferred income tax expense	1	1	17	(5)
Other	(6)	(5)	(7)	(5)
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(22)	(6)	(18)	(12)
Property, plant and equipment	2,495		2,495		2,480
Total assets	2,613		2,613		2,554
Borrowings	1,218		1,218		1,210
Attributable to Unitholders | Wind | Brazil
Disclosure of operating segments [line items]
Revenues	9	10	16	18
Other income	0	0	0	0
Direct operating costs	(3)	(2)	(5)	(5)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	6	8	11	13
Management service costs	0	0	0	0
Interest expense - borrowings	(2)	(2)	(4)	(4)
Current income taxes	0	0	(1)	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	4	6	6	9
Depreciation	(5)	(3)	(9)	(7)
Foreign exchange and unrealized financial instrument loss	0	(8)	(1)	(8)
Deferred income tax expense	0	0	0	0
Other	5	0	5	0
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	4	(5)	1	(6)
Property, plant and equipment	345		345		348
Total assets	365		365		379
Borrowings	75		75		75
Attributable to Unitholders | Wind | Europe
Disclosure of operating segments [line items]
Revenues	22	12	50	29
Other income	1	1	1	1
Direct operating costs	(8)	(6)	(16)	(12)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	15	7	35	18
Management service costs	0	0	0	0
Interest expense - borrowings	(4)	(3)	(7)	(6)
Current income taxes	0	(1)	0	(1)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	11	3	28	11
Depreciation	(13)	(9)	(23)	(17)
Foreign exchange and unrealized financial instrument loss	(8)	6	(9)	5
Deferred income tax expense	1	1	6	1
Other	(2)	(3)	(2)	(3)
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(11)	(2)	0	(3)
Property, plant and equipment	803		803		819
Total assets	919		919		939
Borrowings	410		410		463
Attributable to Unitholders | Wind | Asia
Disclosure of operating segments [line items]
Revenues	3	3	5	5
Other income	0	0	0	0
Direct operating costs	(1)	(1)	(2)	(2)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	2	2	3	3
Management service costs	0	0	0	0
Interest expense - borrowings	(1)	(1)	(1)	(2)
Current income taxes	0	0	0	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	1	1	2	1
Depreciation	(1)	(1)	(2)	(2)
Foreign exchange and unrealized financial instrument loss	0	(3)	0	(1)
Deferred income tax expense	0	0	(1)	0
Other	2	0	2	(2)
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	2	(3)	1	(4)
Property, plant and equipment	72		72		36
Total assets	95		95		56
Borrowings	67		67		31
Attributable to Unitholders | Solar
Disclosure of operating segments [line items]
Revenues	51	30	89	48
Other income	1	1	2	3
Direct operating costs	(10)	(6)	(17)	(10)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	42	25	74	41
Management service costs	0	0	0	0
Interest expense - borrowings	(15)	(9)	(29)	(15)
Current income taxes	0	0	0	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	27	16	45	26
Depreciation	(15)	(7)	(28)	(13)
Foreign exchange and unrealized financial instrument loss	4	(4)	4	(3)
Deferred income tax expense	0	1	16	0
Other	(12)	(4)	(24)	(10)
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	4	2	13	0
Attributable to Unitholders | Storage and Other
Disclosure of operating segments [line items]
Revenues	21	20	45	37
Other income	0	0	0	0
Direct operating costs	(11)	(10)	(24)	(18)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	10	10	21	19
Management service costs	0	0	0	0
Interest expense - borrowings	(3)	(3)	(7)	(7)
Current income taxes	0	0	0	0
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	7	7	14	12
Depreciation	(6)	(6)	(12)	(12)
Foreign exchange and unrealized financial instrument loss	0	0	(1)	(2)
Deferred income tax expense	0	0	0	0
Other	0	0	0	(9)
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	1	1	1	(11)
Property, plant and equipment	682		682		686
Total assets	742		742		746
Borrowings	237		237		249
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Other income	2	0	4	1
Direct operating costs	(5)	(6)	(11)	(12)
Share of Adjusted EBITDA from equity accounted investments	0	0	0	0
Adjusted EBITDA	(3)	(6)	(7)	(11)
Management service costs	(23)	(21)	(44)	(42)
Interest expense - borrowings	(25)	(23)	(49)	(48)
Current income taxes	0	0	0	0
Preferred limited partners equity	(11)	(10)	(21)	(19)
Preferred equity	(7)	(6)	(13)	(13)
Share of interest and cash taxes from equity accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	(69)	(66)	(134)	(133)
Depreciation	(1)	0	(2)	0
Foreign exchange and unrealized financial instrument loss	(12)	5	(28)	13
Deferred income tax expense	12	4	18	9
Other	(3)	(8)	(8)	(13)
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	(73)	(65)	(154)	(124)
Property, plant and equipment	0		0		(9)
Total assets	138		138		161
Borrowings	2,002		2,002		2,328
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Revenues	(98)	(58)	(189)	(97)
Other income	(2)	(2)	(6)	(4)
Direct operating costs	27	19	56	32
Share of Adjusted EBITDA from equity accounted investments	73	41	139	69
Adjusted EBITDA	0	0	0	0
Management service costs	0	0	0	0
Interest expense - borrowings	26	16	50	25
Current income taxes	0	1	1	1
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	(26)	(17)	(51)	(26)
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	0	0	0	0
Depreciation	36	17	69	29
Foreign exchange and unrealized financial instrument loss	4	(6)	5	(6)
Deferred income tax expense	(1)	(3)	(36)	(1)
Other	8	10	21	17
Share of earnings from equity accounted investments	(47)	(18)	(59)	(39)
Net loss attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to Unitholders	0	0	0	0
Property, plant and equipment	(3,534)		(3,534)		(3,529)
Total assets	(2,474)		(2,474)		(2,483)
Borrowings	(1,933)		(1,933)		(1,972)
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Revenues	332	320	695	653
Other income	5	4	10	9
Direct operating costs	(112)	(109)	(230)	(224)
Share of Adjusted EBITDA from equity accounted investments	5	4	12	12
Adjusted EBITDA	230	219	487	450
Management service costs	0	0	0	0
Interest expense - borrowings	(85)	(84)	(161)	(157)
Current income taxes	(5)	(3)	(20)	(5)
Preferred limited partners equity	0	0	0	0
Preferred equity	0	0	0	0
Share of interest and cash taxes from equity accounted investments	(5)	(4)	(9)	(10)
Share of Funds From Operations attributable to non-controlling interests	(135)	(128)	(297)	(278)
Funds From Operations	0	0	0	0
Depreciation	(73)	(74)	(149)	(148)
Foreign exchange and unrealized financial instrument loss	(3)	(28)	(4)	(27)
Deferred income tax expense	(3)	(5)	(12)	(9)
Other	18	10	36	(7)
Share of earnings from equity accounted investments	0	0	0	0
Net loss attributable to non-controlling interests	61	97	129	191
Net income (loss) attributable to Unitholders	0	0	0	0
Property, plant and equipment	12,421		12,421		11,826
Total assets	14,552		14,552		14,003
Borrowings	4,054		4,054		$ 3,701
As per IFRS financials
Disclosure of operating segments [line items]
Revenues	787	735	1,612	1,528
Other income	17	10	25	19
Direct operating costs	(252)	(247)	(506)	(503)
Share of Adjusted EBITDA from equity accounted investments	78	45	151	81
Adjusted EBITDA
Management service costs	(23)	(21)	(44)	(42)
Interest expense - borrowings	(178)	(178)	(351)	(358)
Current income taxes	(15)	(7)	(39)	(14)
Preferred limited partners equity	(11)	(10)	(21)	(19)
Preferred equity	(7)	(6)	(13)	(13)
Share of interest and cash taxes from equity accounted investments	(31)	(21)	(60)	(36)
Share of Funds From Operations attributable to non-controlling interests	(135)	(128)	(297)	(278)
Depreciation	(200)	(206)	(400)	(419)
Foreign exchange and unrealized financial instrument loss	(12)	(33)	(30)	(25)
Deferred income tax expense	(14)	(4)	(34)	(13)
Other	(1)	(10)	(3)	(54)
Share of earnings from equity accounted investments	(47)	(18)	(59)	(39)
Net loss attributable to non-controlling interests	61	97	129	191
Net income (loss) attributable to Unitholders	17	(2)	60	6
Share of earning from equity-accounted investments	0	6	32	6
As per IFRS financials | Participating non-controlling interests - in operating subsidiaries
Disclosure of operating segments [line items]
Net loss attributable to non-controlling interests	$ 74	$ 31	$ 168	$ 87